Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes

Note 9 – Income Taxes

The Company’s income tax (benefit)/provision is as follows:

	Years Ended December 31,
	2020	2019
Current	$-	$-
Deferred	(1,958,000)	(738,000)
Change in Valuation Allowance	1,958,000	738,000
Income Tax Benefit	$-	$-

The reconciliation of income taxes using the statutory U.S. income tax rate and the benefit from income taxes for the years ended December 31, 2020 and 2019 are as follows:

	Years Ended December 31,
	2020	2019

Statutory U.S. Federal Income Tax Rate	(21.0)%	(21.0)%
New Jersey State income taxes, net of U.S. Federal tax effect	(5.1)%	(5.1)%
True-up for prior year deferred tax assets	10.2%	5.9%
Other	4.8%	1.2%
Change in Valuation Allowance	11.1%	19.0%
Net	0.0%	0.0%

As of December 31, 2020 and 2019, the Company had Federal net operating loss carry forwards of approximately $100,615,000 and $79,678,000, expiring through the year ending December 31, 2037 for net operating losses originating in tax years beginning before January 1, 2018. Net operating losses recorded in tax years beginning January1, 2018 and after are allowed for an indefinite carryforward period but limited to 80% of each subsequent year’s net income. As of December 31, 2020 and 2019, the Company had New Jersey state net operating loss carry forwards of approximately $7,548,000 and $28,855,000, expiring through the year ending December 31, 2040. The timing and manner in which the Company can utilize operating loss carryforwards in any year may be limited by provisions of the Internal Revenue Code regarding changes in ownership of corporations. Such limitation may have an impact on the ultimate realization of its carryforwards and future tax deductions.

Under Section 382 of the Code, use of our net operating loss carryforwards (“NOLs”) will be limited if we experience a cumulative change in ownership of greater than 50% in a moving three-year period. We will experience an ownership change as a result of the Merger and therefore our ability to utilize our NOLs and certain credit carryforwards remaining at the Effective Time will be limited. The limitation will be determined by the fair market value of our common stock outstanding prior to the ownership change, multiplied by the applicable federal rate. It is expected that the Merger will impose a limitation on our NOLs.

The principal components of the deferred tax assets and related valuation allowances as of December 31, 2020 and 2019 are as follows:

	Years Ended December 31,
	2020	2019

Reserves and other	$148,000	$508,000
Net operating loss carry-forwards	21,514,000	19,196,000
Research and development tax credit	455,000	455,000
Valuation Allowance	(22,117,000)	(20,159,000)
Net	$-	$-

The valuation allowance for deferred tax assets as of December 31, 2020 and 2019 was $22,117,000 and $20,159,000. The change in the total valuation for the years ended December 31, 2020 and 2019 were increases of $1,958,000 and $738,000, respectively. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which the net operating losses and temporary differences become deductible. Management considered projected future taxable income and tax planning strategies in making this assessment. Furthermore, during December 2019, the shares issued to investors in the capital raise resulted in a greater than 50% change in ownership under the Internal Revenue Service regulations. This change in ownership will result in limitations to the amount of net operating loss carryforwards that may be utilized in future years to offset future taxable income. The value of the deferred tax assets was fully offset by a valuation allowance, due to the current uncertainty of the future realization of the deferred tax assets.

The Company’s policy is to record interest and penalties associated with unrecognized tax benefits as additional income taxes in the Consolidated Statement of Comprehensive Loss. As of January 1, 2020, the Company had no unrecognized tax benefits and no charge during 2020, and accordingly, the Company did not recognize any interest or penalties during 2020 related to unrecognized tax benefits. There is no accrual for uncertain tax positions as of December 31, 2020.

The Company files U.S. federal income tax returns and state income tax returns. The U.S. and state income tax returns filed for the tax years ending on December 31, 2017 and thereafter are subject to examination by the relevant taxing authorities.